Summary of Significant Accounting Policies (Details) - Schedule of deferred tax assets and liabilities balances	6 Months Ended
Jun. 30, 2022 USD ($)
Federal
Taxable income
Total current tax provision
Federal
Loss carryforwards	4,810,516
Change in valuation allowance	(4,810,516)
Total deferred tax provision